Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 3,579	$ 1,432
Securities loaned	290	120
Gross amount of recognized liabilities	3,869	1,552
Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,534	1,432
Securities loaned	290	120
Gross amount of recognized liabilities	3,824	1,552
Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	45	0
Securities loaned	0	0
Gross amount of recognized liabilities	45	0
30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Gross amount of recognized liabilities	0	0
Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Gross amount of recognized liabilities	0	0
U.S. Treasury and agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,375	147
U.S. Treasury and agencies | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	2,375	147
U.S. Treasury and agencies | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. Treasury and agencies | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. Treasury and agencies | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	338	846
Residential mortgage-backed securities | Overnight and Continuous | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	338	846
Residential mortgage-backed securities | Less Than 30 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | 30-89 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Residential mortgage-backed securities | Greater Than 90 Days | Agency
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	821	439
Securities loaned	290	120
Corporate debt securities | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	821	439
Securities loaned	290	120
Corporate debt securities | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Corporate debt securities | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	0
Corporate debt securities | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities loaned	0	$ 0
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	45
Asset-backed securities | Overnight and Continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0
Asset-backed securities | Less Than 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	45
Asset-backed securities | 30-89 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0
Asset-backed securities | Greater Than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 0